Investment Risks - Popular U.S. Government Money Market Fund, LLC	Oct. 28, 2026
Money Market Risk
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Money Market Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds, including the Fund, can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Neither the Adviser nor any of its affiliates has any legal obligation to provide financial support to the Fund, and you should not rely on or expect that the Adviser or any of its affiliates will provide financial support to the Fund at any time or take other actions to maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Market Risk
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Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments.

For instance, the 2026 U.S. and Israeli military operation against Iran and the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The impact of pandemics and epidemics and other public health crises that may arise in the future, could also affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Similar health crises may exacerbate other pre-existing political, social and economic risks in certain countries.

Debt Securities Risk
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Risk [Text Block]	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.
Interest Rate Risk [Member]
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Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.

Credit Risk [Member]
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Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Puerto Rico Tax Exemption Risk
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Puerto Rico Tax Exemption Risk. The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), and the Puerto Rico Municipal Code, as amended (the “Municipal Code”), as a registered investment company. To be exempt from Puerto Rico income tax the Fund must meet certain requirements. In Administrative Determination 19-04 (“AD19-04”), issued by the Puerto Rico Secretary of the Treasury (the “Secretary”) on September 5, 2019, the Puerto Rico Treasury Department (the “PRTD”) held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the United States Securities and Exchange Commission (the “SEC”) under the 1940 Act, will be treated as a registered investment company under the Investment Companies Act of 2013 (“Act 93-2013”) and thus will be entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. If such determination is revoked by the PRTD, (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, its dividend income and its short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, (ii) if the 15% withholding tax was not withheld on dividends distributed by the Fund from its earnings and profits attributable to income exempt from Puerto Rico income tax that meets certain requirements (“Exempt Dividends”), its earnings and profits attributable to the sale of property (“Capital Gain Dividends”) or its earnings and profits that are not attributable to income exempt from Puerto Rico income tax that meets certain requirements or to the sale of property (“Ordinary Dividends”), the Exempt Dividends, Capital Gain Dividends or Ordinary Dividends, as applicable, of individuals who are bona fide residents of Puerto Rico, U.S. citizens nonresident of Puerto Rico and certain trusts would be subject to the regular Puerto Rico income tax rates of up to 31.35% (iii) Ordinary Dividends and Capital Gain Dividends of corporations, or entities treated as corporations, organized in Puerto Rico (“Qualifying Corporations”), and corporations, or entities treated as corporations, organized outside of Puerto Rico and engaged in trade or business in Puerto Rico (“Resident Foreign Corporations”) would be subject to the regular Puerto Rico income tax rates of up to 37.5%, subject to the 85% dividend received deduction; (v) Ordinary Dividends and Capital Gain Dividends of Resident Foreign Corporations may also be subject to the 10% branch profits tax and (vi) corporations, or entities treated as corporations, organized outside of Puerto Rico that are not engaged in trade or business in Puerto Rico (“Foreign Corporations”) would be subject to a10% Puerto Rico withholding tax on Exempt Dividends and Capital Gain Dividends.

Municipal License Tax Exemption. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The Municipality of San Juan may disagree with the holding of AD19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

Conduit Rule. Shareholders who are bona fide residents of Puerto Rico should note that, pursuant to the Regulations issued under Section 937(b) of the U.S. Code, dividends treated as Puerto Rico sourced income (under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations) may be treated as income from sources outside of Puerto Rico subject to U.S. federal income tax, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). See “Taxation”. We understand that said conduit regulations were not intended to apply to an actively managed investment company, such as the Fund, that is subject to regulation by governmental authorities and that, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico sourced income excluded from U.S. federal income taxes by shareholders that are bona fide residents of Puerto Rico. However, the Internal Revenue Service (the “IRS”) or the courts may disagree with this interpretation and treat an investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from U.S. sources subject to U.S. federal income taxes.

U.S. Foreign Account Tax Compliance Act. Sections 1471 through 1474 (commonly known as “FATCA”) of the U.S. Code impose a 30% withholding tax upon most payments of U.S. sourced income made to certain “foreign financial institutions” (“FFI”) or “non-financial foreign entities” (“NFFE”), unless certain certification and reporting requirements are satisfied by such entities, including providing information with respect to their respective investors. Pursuant to the final regulations issued by the United States Department of the Treasury (the “U.S. Treasury”) and the IRS relating to FATCA, the Fund will be treated as a NFFE, but the Fund elected to register as a direct reporting NFFE with the IRS. Accordingly, the Fund will be required to provide to the IRS certain information with respect to its investors. If the Fund were to be unable to provide such investor information to the IRS or otherwise fail or be unable to comply with the legal and regulatory requirements of the U.S. Code with respect to FATCA, the Fund’s U.S. sourced income would be reduced, inasmuch as it would be subject to such 30% withholding tax. The 30% withholding would result in reduction of the Fund’s income available for distribution to its shareholders.

Repurchase Agreements Risk
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Repurchase Agreements Risk. The Fund may enter into certain types of repurchase agreements. In the event of default by a repurchase agreement counterparty under any repurchase agreement the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying such repurchase agreements. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market values of such underlying securities and the accrued interest on the underlying securities. In such event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from market fluctuations following the failure of such counterparty to perform. In addition, fluctuations in the amounts paid on the repurchase agreements entered into by the Fund, may reduce the amounts available for dividend distributions to shareholders.

The yield on repurchase agreements depends on a variety of factors, including, but not limited to, general, municipal and fixed-income securities market conditions, the amount being invested, the financial condition of the respective counterparty, and the maturity and credit quality of the security involved in each transaction.

The Fund intends to always act as the borrower rather than the lender in repurchase agreements. The use of repurchase agreements may involve additional risks including counterparty risk. In the event of default where either the borrower is unable to pay the principal or the lender fails to return the collateral, the non-defaulting party will have contractual remedies pursuant to the agreement related to the transaction. The Fund intends to enter into repurchase agreements only with selected counterparties that meet certain standards.

The SEC has finalized new rules requiring the central clearing of certain repurchase transactions involving U.S. Treasuries. Compliance with these rules is expected to be required by the middle of 2027. Although the impact of these rules on the Fund is difficult to predict, these rules may reduce the availability or increase the costs of such transactions, which could make it more difficult for the Fund to execute certain investment strategies and may adversely affect the Fund’s performance

U.S. Government Obligations Risk
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U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Yield Risk
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Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Financial Markets Regulatory Risk
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Financial Markets Regulatory Risk. Policy changes by the U.S. Government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Risk Lose Money [Member]
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Risk [Text Block]	As with any mutual fund, you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.